INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Notes to Financial Statements
Useful lives of intangible assets			14 years
Amortization expense	$ 16,071	$ 16,071	$ 32,143	$ 32,143	$ 64,286	$ 10,714	$ 75,000	$ 107,143